Katherine P. Feld              [logo] OppenheimerFunds
Vice President &                    Oppenheimer Management Corporation
Associate Counsel                   Two World Trade Center
                                    New York, NY 10048-0203
                                    212 323-0200    Fax 212 323-0558




                                      November 30, 1995

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA  22312

     Re:  Oppenheimer Strategic Funds Trust
          Reg. No. 33-28598, File No. 811-5724

To the Securities and Exchange Commission:

     An electronic ("EDGAR") filing is hereby made pursuant to Rule 24f-2 of the Investment Company Act of 1940 (the "1940 Act") on behalf of Oppenheimer Strategic Funds Trust accompanied by an opinion of counsel for the registration of additional shares of its single series, Oppenheimer Strategic Income Fund (the "Fund").

     A total filing fee of $122,883 ($0 for Class A shares, $100,188 for Class B shares and $22,695 for Class C shares of the Fund), calculated at the rate of 1/29 of 1% of the value of shares of that class sold in excess of the shares of that class redeemed for the fiscal year ended September 30, 1995, was wired to the SEC's account at Mellon Bank on November 28, 1995 (Fed Wire No. 6238) and referenced this filing. The Fund has previously registered an indefinite number of shares pursuant to Rule 24f-2.

     The purpose of the Notice was to make definite the registration of 148,016,674 Class A shares, 116,898,296 Class B shares and 14,779,929
Class C shares of the Fund in reliance on Rule 24f-2.

                                      Very truly yours,

                                      /s/ Katherine P. Feld

                                      Katherine P. Feld
                                      Vice President &
                                      Associate Counsel
                                      (212) 323-0252

KPF/gl
Enclosures

cc:Allan B. Adams, Esq.
   Robert Bishop
   Gloria LaFond

SEC/230.C

Rule 24f-2 Notice for Oppenheimer Strategic Funds Trust
3410 S. Galena Street, Denver, Colorado 80231
(Registration No. 33-28598, File No. 811-5724)

   NOTICE IS HEREBY GIVEN that Oppenheimer Strategic Funds Trust having previously filed in its registration statement a declaration that an indefinite number of its shares of beneficial interest were being registered pursuant to Rule 24f-2 of the Investment Company Act of 1940, now elects to continue such indefinite registration.

(i) This Notice is being filed for the fiscal year ended September 30, 1995.

(ii) No shares which had been registered other than pursuant to this Rule remained unsold at the beginning of the above fiscal year.

(iii) No shares were registered other than pursuant to this Rule during the above fiscal year.

(iv)   The number of shares sold during the above fiscal year was as follows(1):
                          Class A   148,016,674
                          Class B   116,898,296
                          Class C*   14,779,929

(v) Shares sold during the above fiscal year in reliance upon registration pursuant to this Rule were as follows:

                          Class A   148,016,674
                          Class B   116,898,296
                          Class C*   14,779,929

       Pursuant to the requirements of the Investment Company Act of 1940, the undersigned registrant has caused this Notice to be signed on its behalf this 27th day of November, 1995.

                          Oppenheimer Strategic Funds Trust



                          By: /s/ Andrew J. Donohue
                          -------------------------------------
                              Andrew J. Donohue, Vice President
------------------
(1)The calculation of the aggregate sales price is made pursuant to Rule 24f-2 of the Investment Company Act of 1940 as follows:

                              Value of
              Value of        Shares                           Filing
              Shares Sold     Redeemed         Net             Fee
Strategic
Income Fund
  Class A     $699,458,293    $(768,535,828)   $(69,077,525)   $      0(1)
  Class B     $540,870,128    $(250,324,557)   $290,545,571    $100,188
  Class C     $ 68,405,911    $(  2,589,234)   $ 65,816,677    $ 22,695
-------------                                                  $122,883
(1) Class A shares redeemed in excess of shares sold to be-registered pursuant to Rule 24f-2 total 18,631,653.

*For the period from May 26, 1995 (inception of offering) to September
30, 1995.

SEC/230

                        Myer, Swanson & Adams, P.C.
                             Attorneys At Law
                     The Colorado State Bank Building
Rendle Myer             1600 Broadway - Suite 1850          of counsel
Allan B. Adams          Denver, Colorado 80202-4918         Robert Swanson
Robert K. Swanson         Telephone (303) 866-9800              ----
Thomas J. Wolf*           Facsimile (303) 866-9818          Fredd E. Neef
*Board Certified Civil                                      (1910-1986)
Trial Advocate by the
National Board of Trial
Advocacy
   ---
Kevin M. Brady
                             November 28, 1995


Oppenheimer Strategic Funds Trust
3410 South Galena Street
Denver, Colorado 80231

Gentlemen:

In connection with the public offering of the no par value Class A, Class B and Class C shares of beneficial interest in the Oppenheimer Strategic Income Fund series of Oppenheimer Strategic Funds Trust, a business trust organized under the laws of the Commonwealth of Massachusetts (the "Trust"), we have examined such records and documents and have made such further investigation and examination as we deem necessary for the purposes of this opinion.

We are advised that during the fiscal period ended September 30, 1995, 148,016,674 Class A shares of beneficial interest, 116,898,296 Class B shares of beneficial interest, and 14,779,929 Class C shares of beneficial interest of the Trust were sold in reliance on the registration of an indefinite number of shares pursuant to Rule 24f-2 of the Investment Company Act of 1940:

It is our opinion that the said shares of beneficial interest of each class of the Trust sold in reliance on Rule 24f-2 of the Investment Company Act of 1940 are legally issued and, subject to the matters mentioned in the next paragraph, fully paid and nonassessable by the Trust.

Under Massachusetts law, shareholders of the Trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust does, however, contain an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of the Trust property of any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon.

                               Sincerely,

                               MYER, SWANSON & ADAMS, P.C.

                               By /s/ Allan B. Adams
                               --------------------------
                               Allan B. Adams